Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Table [Line Items]
Adjustment To PEO Compensation, Footnote

As required by Item 402(v) of Regulation S-K, the Company is providing the following information on the relationship between Compensation Actually Paid (“CAP”) and Idaho Strategic Resources Inc.’s performance for its NEOs (including the Principal Executive Officer, or (“PEO”)) and total shareholder return, which is defined as the change in the value of an investment in the Company’s common stock of $100 at January 1, 2023 through the end of the fiscal year in column 1 of the table below (the “TSR”). The definition of CAP and TSR are mandated by Item 402 and are not used by the Compensation Committee in its pay-for-performance assessments. See the "Compensation Discussion and Analysis" section for a discussion on IDR’s executive compensation philosophy, incentive programs and practices and policies that align the interests of the Company’s NEOs to those of its shareholders.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5)	Net Income
2025	$442,528	$892,442	$373,236	$725,343	$685.10	$16,631,198
2024	$240,500	$240,500	$208,800	$208,800	$173.23	$8,753,377
2023	$167,042	$167,042	$158,000	$158,000	$107.61	$1,073,449

Policy for the Grant of Awards Close to the Release of Material Nonpublic Information

Policy for the Grant of Awards Close to the Release of Material Nonpublic Information

The Company has no written program, plan, or practice for timing the grant of stock-based awards relative to the release of material non-public information or other corporate events. However, the Company considers disclosure requirements for grants and generally prohibits grants within four days before or after the release of material non-public information. All equity grants to executive officers are approved by the compensation committee at regularly scheduled meetings, by a special meeting, or by unanimous written consent. The grant date is the meeting date, or a fixed, future date specified at the time of the grant. If the Company grants options in the future, it is anticipated that the grant would be consistent with applicable laws and current cadence for granting equity awards. Under the terms of the 2023 Equity Incentive Compensation Plan, the fair market value of any award is determined by the closing price of the Company’s common stock on the NYSE on the date of grant or a fixed, future date specified at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return	Total Shareholder Return. From 2023 to 2025, the total shareholder return increased 537% from $107.61 to $685.10.
Compensation Actually Paid vs. Net Income

Relationship between Compensation Actually Paid to the Company’s PEO and the Average of the Compensation Actually Paid to the non-PEO NEOs and the Company’s Net Income. From 2023 to 2025, the compensation actually paid to the Company’s PEO and the average of the compensation actually paid to the non-PEO NEOs increased by 434% and 359%, respectively, compared to a 1,449% increase in net income over the same time period. The increase in net income is due to increased gold production as well as higher realized gold prices on ounces sold. Net income included in the Pay Versus Performance table is calculated in accordance with GAAP.

PEO Total Compensation Amount	$ 442,528	$ 240,500	$ 167,042
PEO Actually Paid Compensation Amount	892,442	240,500	167,042
Non-PEO NEO Average Total Compensation Amount	373,236	208,800	158,000
Non-PEO NEO Average Compensation Actually Paid Amount	725,343	208,800	158,000
Total Shareholder Return Amount	685,100	173,230	107,610
Net Income	$ 16,631,198	$ 8,753,377	$ 1,073,449
Non-PEO NEO	Mr. Brackebusch	Mr. Morgan
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, the Company is providing the following information on the relationship between Compensation Actually Paid (“CAP”) and Idaho Strategic Resources Inc.’s performance for its NEOs (including the Principal Executive Officer, or (“PEO”)) and total shareholder return, which is defined as the change in the value of an investment in the Company’s common stock of $100 at January 1, 2023 through the end of the fiscal year in column 1 of the table below (the “TSR”). The definition of CAP and TSR are mandated by Item 402 and are not used by the Compensation Committee in its pay-for-performance assessments. See the "Compensation Discussion and Analysis" section for a discussion on IDR’s executive compensation philosophy, incentive programs and practices and policies that align the interests of the Company’s NEOs to those of its shareholders.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5)	Net Income
2025	$442,528	$892,442	$373,236	$725,343	$685.10	$16,631,198
2024	$240,500	$240,500	$208,800	$208,800	$173.23	$8,753,377
2023	$167,042	$167,042	$158,000	$158,000	$107.61	$1,073,449

(1)	Amount for John Swallow, the Company’s CEO, in 2025, 2024 and 2023 from the Summary Compensation Table (“SCT”) above.
(2)	No adjustments from SCT to CAP for 2023 and 2024 since stock option awards granted (if any) during the respective year vested immediately. Adjustments have been made in 2025 from SCT to CAP to capture the fair value of the stock options that vested on 6/30/2025 and 12/31/2025 as well as the stock options that were unvested as of 12/31/2025. These fair value adjustments are estimates, and do not reflect the PEO’s actual take home amount from the stock options.
(3)	Amount for the average of Mr. Brackebusch and Mr. Morgan, the Company’s non-PEO NEOs in 2025, 2024 and 2023 from the SCT above.
(4)	No adjustments from SCT to CAP for 2023 and 2024 since stock option awards granted (if any) during the respective year vested immediately. Adjustments have been made in 2025 from SCT to CAP to capture the fair value of the stock options that vested on 6/30/2025 and 12/31/2025 as well as the stock options that were unvested as of 12/31/2025. These fair value adjustments are estimates, and do not reflect the non-PEO NEO’s actual take home amount from the stock options.
(5)	The TSR is based upon the change in value of $100 invested on the first trading day of 2023 to the end of the respective year reported.

Fair value of awards was computed in accordance with Financial Accounting Standards Codification Topic 718.

Relationship between Compensation Actually Paid to the Company’s PEO and the Average of the Compensation Actually Paid to the non-PEO NEOs and the Company’s Net Income. From 2023 to 2025, the compensation actually paid to the Company’s PEO and the average of the compensation actually paid to the non-PEO NEOs increased by 434% and 359%, respectively, compared to a 1,449% increase in net income over the same time period. The increase in net income is due to increased gold production as well as higher realized gold prices on ounces sold. Net income included in the Pay Versus Performance table is calculated in accordance with GAAP.

Total Shareholder Return. From 2023 to 2025, the total shareholder return increased 537% from $107.61 to $685.10.